Summary of Loans Past Due but Not Impaired (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 837,475	$ 729,012
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	2,430	2,182
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	299	291
Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	872	668
Financial assets past due but not impaired [member] | Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	443	299
Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	816	924
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,823	1,712
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	230	229
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	668	512
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	271	186
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	654	785
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	607	470
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	69	62
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	204	156
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	172	113
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 162	$ 139